Income taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	€ 11,406.1	€ 9,042.4	€ 9,083.5
Income tax provision based on ASML’s domestic rate	(2,942.8)	(2,332.9)	(2,343.5)
Effects of tax rates in foreign jurisdictions		26.6	14.7
Adjustments in respect of tax exempt income		0.9	1.4
Adjustments in respect of tax incentives	1,055.8	824.6	941.9
Other nontaxable or nondeductible items	(14.8)
Adjustments in respect of prior years’ current taxes		(211.2)	113.1
Adjustments in respect of prior years’ deferred taxes		93.1	(85.2)
Movements in the liability for unrecognized tax benefits	(24.1)	(66.8)	(55.0)
Global Minimum Tax		(2.5)	0.0
Change in valuation allowance		(24.9)	3.0
Equity method investments		(41.6)	(42.6)
Effect of change in tax rates		0.0	13.5
Other credits and non-taxable items	30.2	54.1	2.9
Provision for income taxes	€ (2,013.4)	€ (1,680.6)	€ (1,435.8)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income before income taxes	100.00%	100.00%	100.00%
Income tax provision based on ASML’s domestic rate	25.80%	25.80%	25.80%
Effects of tax rates in foreign jurisdictions		(0.30%)	(0.20%)
Adjustments in respect of tax exempt income		0.00%	0.00%
Adjustments in respect of tax incentives	(9.30%)	(9.10%)	(10.40%)
Other nontaxable or nondeductible items	0.10%
Adjustments in respect of prior years’ current taxes		2.30%	(1.20%)
Adjustments in respect of prior years’ deferred taxes		(1.00%)	0.90%
Movements in the liability for unrecognized tax benefits	0.20%	0.70%	0.60%
Global Minimum Tax		0.00%	0.00%
Change in valuation allowance		0.30%	0.00%
Equity method investments		0.50%	0.50%
Effect of change in tax rates		0.00%	(0.10%)
Other credits and non-taxable items	(0.30%)	(0.60%)	0.00%
Provision for income taxes	17.70%	18.60%	15.80%
Other foreign jurisdictions
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effects of tax rates in foreign jurisdictions	€ (117.7)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effects of tax rates in foreign jurisdictions	1.00%